Related party transactions - Amounts due to and from related parties (Details) - CAD ($)	Feb. 28, 2025	Aug. 31, 2024
Related party transactions
Share subscription receivable	$ 39,200	$ 39,200
Amounts due to related parties included in trade and other payable	63,172	1,313,670
9335-1427 Quebec Inc
Related party transactions
Share subscription receivable	25,000	25,000
Alexandre Mongeon
Related party transactions
Share subscription receivable	14,200	14,200
Current advances to (from) related party	17,266	(84,616)
Amounts due to related parties included in trade and other payable	21,538	86,152
Xavier Montagne
Related party transactions
Amounts due to related parties included in trade and other payable	11,615	11,615
Raffi Sossoyan
Related party transactions
Amounts due to related parties included in trade and other payable	11,500	11,500
California Electric Boat Company Inc.
Related party transactions
Amounts due to related parties included in trade and other payable		197,862
Mac Engineering, SASU
Related party transactions
Amounts due to related parties included in trade and other payable	$ 18,519	$ 1,006,541